SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENTAL INFORMATION [Abstract]
Revenue by Major Customer

For the three and six months ended June 30, 2012 and 2011, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2012		2011		2012		2011
Petrobras	23,810	46%	23,611	47%	47,249	46%	46,011	46%
DUSUP	12,018	24%	11,364	22%	24,035	24%	23,145	23%
Pertamina	9,353	18%	9,704	19%	18,384	18%	18,985	19%
BG Group plc	6,302	12%	6,203	12%	12,603	12%	12,410	12%